Grant and Subsidy Income - Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended
	Jul. 31, 2024 CAD ($)	Jul. 31, 2024 EUR (€)	Jul. 31, 2023 CAD ($)	May 31, 2022 EUR (€)
Grant And Subsidy Income [Abstract]
Grant awarded				€ 0.5
Grant income	$ 146	€ 0.1	$ 283